Plant and equipment, net (Details Narrative)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 17, 2020 USD ($)	Sep. 17, 2020 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Depreciation and amortization					$ 124,795	$ 110,362	$ 362,406	$ 371,332	$ 614,744	$ 554,169
Ningbo Rongsen [Member]
Related Party Transaction [Line Items]
Project budget			$ 4,793,837	¥ 35,000,000
Construction completed percentage							95.00%
Construction Contract [Member]
Related Party Transaction [Line Items]
Project budget			4,793,864	35,000,000
Construction completed percentage									30.00%
Related party transaction	$ 4,023,081	¥ 29,372,509	$ 5,420,810	¥ 35,000,000